Shareholder Report, Holdings (Details)	Jun. 30, 2026
GraniteShares HIPS US High Income ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	30.88%
GraniteShares HIPS US High Income ETF | Two Harbors Investment Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.08%
GraniteShares HIPS US High Income ETF | Plains All American Pipeline LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.06%
GraniteShares HIPS US High Income ETF | Kimbell Royalty Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.03%
GraniteShares HIPS US High Income ETF | Dorchester Minerals LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
GraniteShares HIPS US High Income ETF | Delek Logistics Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	2.01%
GraniteShares HIPS US High Income ETF | BlackRock Enhanced Large Cap Core Fund, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
GraniteShares HIPS US High Income ETF | Western Midstream Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.95%
GraniteShares HIPS US High Income ETF | CVR Partners LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
GraniteShares HIPS US High Income ETF | Capital Southwest Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	1.91%
GraniteShares HIPS US High Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	32.67%
GraniteShares HIPS US High Income ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	30.88%
GraniteShares HIPS US High Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	17.48%
GraniteShares HIPS US High Income ETF | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	17.05%
GraniteShares HIPS US High Income ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.92%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Gold 100 Oz futures [Member]
Holdings [Line Items]
Percent of Total Investments	6.38%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Brent Crude [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | WTI CRUDE FUTURE Sep16 [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Natural Gas Futures [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Copper [Member]
Holdings [Line Items]
Percent of Total Investments	3.18%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Soybean [Member]
Holdings [Line Items]
Percent of Total Investments	2.68%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Corn [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Low Su Gasoil G Sep16 [Member]
Holdings [Line Items]
Percent of Total Investments	2.02%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | LME PRI ALUM FUTR Sep26 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Futures [Member]
Holdings [Line Items]
Percent of Total Investments	50.46%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	8.54%
GraniteShares Nasdaq Select Disruptors ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	8.65%
GraniteShares Nasdaq Select Disruptors ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	8.27%
GraniteShares Nasdaq Select Disruptors ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	6.06%
GraniteShares Nasdaq Select Disruptors ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	6.05%
GraniteShares Nasdaq Select Disruptors ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
GraniteShares Nasdaq Select Disruptors ETF | Cisco Systems, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.89%
GraniteShares Nasdaq Select Disruptors ETF | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.38%
GraniteShares Nasdaq Select Disruptors ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
GraniteShares Nasdaq Select Disruptors ETF | Crowdstrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.63%
GraniteShares Nasdaq Select Disruptors ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
GraniteShares Nasdaq Select Disruptors ETF | Financial [Member]
Holdings [Line Items]
Percent of Total Investments	0.57%
GraniteShares Nasdaq Select Disruptors ETF | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	38.46%
GraniteShares Nasdaq Select Disruptors ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	29.71%
GraniteShares Nasdaq Select Disruptors ETF | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	28.69%
GraniteShares Nasdaq Select Disruptors ETF | Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	2.57%
GraniteShares 2x Long AAPL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	53.46%
GraniteShares 2x Long AAPL Daily ETF | AAPL EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	45.74%
GraniteShares 2x Long AAPL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	53.46%
GraniteShares 2x Long AAPL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
GraniteShares 2x Long AAPL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	45.74%
GraniteShares 2x Long BABA Daily ETF | Recv Long Baba Trs Cs1 [Member]
Holdings [Line Items]
Percent of Total Investments	30.25%
GraniteShares 2x Long BABA Daily ETF | BABA EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
GraniteShares 2x Long BABA Daily ETF | Recv Long Baba Trs Wf [Member]
Holdings [Line Items]
Percent of Total Investments	13.23%
GraniteShares 2x Long BABA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	29.83%
GraniteShares 2x Long BABA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	70.17%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
GraniteShares 2x Long COIN Daily ETF | COIN EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	18.63%
GraniteShares 2x Long COIN Daily ETF | COIN EQUITY SWAP 1 [Member]
Holdings [Line Items]
Percent of Total Investments	9.92%
GraniteShares 2x Long COIN Daily ETF | COIN EQUITY SWAP 3 [Member]
Holdings [Line Items]
Percent of Total Investments	9.18%
GraniteShares 2x Long COIN Daily ETF | Recv Long 2x Coins Gs 1 [Member]
Holdings [Line Items]
Percent of Total Investments	9.14%
GraniteShares 2x Long COIN Daily ETF | Recv Long 2x Coin Bmo1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.64%
GraniteShares 2x Long COIN Daily ETF | COIN EQUITY SWAP 2 [Member]
Holdings [Line Items]
Percent of Total Investments	5.41%
GraniteShares 2x Long COIN Daily ETF | Recv Long 2x Coin Bmo1 [Member]
Holdings [Line Items]
Percent of Total Investments	1.86%
GraniteShares 2x Long COIN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.11%
GraniteShares 2x Long COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	38.11%
GraniteShares 2x Long COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	60.78%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
GraniteShares 2x Long META Daily ETF | META EQUITY SWAP 1 [Member]
Holdings [Line Items]
Percent of Total Investments	23.81%
GraniteShares 2x Long META Daily ETF | Recv Meta Trs:30303m102 [Member]
Holdings [Line Items]
Percent of Total Investments	17.44%
GraniteShares 2x Long META Daily ETF | Recv Long 2x Meta Trs Gs [Member]
Holdings [Line Items]
Percent of Total Investments	14.07%
GraniteShares 2x Long META Daily ETF | META EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	13.36%
GraniteShares 2x Long META Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
GraniteShares 2x Long META Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	27.86%
GraniteShares 2x Long META Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	68.67%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	59.71%
GraniteShares 2x Long NVDA Daily ETF | NVDA EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	23.38%
GraniteShares 2x Long NVDA Daily ETF | NVDA EQUITY SWAP 2 [Member]
Holdings [Line Items]
Percent of Total Investments	6.45%
GraniteShares 2x Long NVDA Daily ETF | NVDA EQUITY SWAP 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.29%
GraniteShares 2x Long NVDA Daily ETF | NVDA EQUITY SWAP 19 [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
GraniteShares 2x Long NVDA Daily ETF | NVDA EQUITY SWAP 5 [Member]
Holdings [Line Items]
Percent of Total Investments	1.01%
GraniteShares 2x Long NVDA Daily ETF | Recv Long Nvda Trs Gs2 [Member]
Holdings [Line Items]
Percent of Total Investments	0.92%
GraniteShares 2x Long NVDA Daily ETF | United States Treasury Bill 1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
GraniteShares 2x Long NVDA Daily ETF | NVDA EQUITY SWAP 4 [Member]
Holdings [Line Items]
Percent of Total Investments	0.65%
GraniteShares 2x Long NVDA Daily ETF | NVDA EQUITY SWAP 7 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares 2x Long NVDA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	60.40%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	2.25%
GraniteShares 2x Long NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	37.35%
GraniteShares 2x Short NVDA Daily ETF | NVDA EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	37.83%
GraniteShares 2x Short NVDA Daily ETF | GRANITESHARES SHORT NVDA SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	11.13%
GraniteShares 2x Short NVDA Daily ETF | Recv Short 2x Nvda Gs1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.73%
GraniteShares 2x Short NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	44.31%
GraniteShares 2x Short NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	55.69%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
GraniteShares 2x Long NVDA Daily ETF | Tesla, Inc. Equity Swap [Member]
Holdings [Line Items]
Percent of Total Investments	38.99%
GraniteShares 2x Long NVDA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	56.60%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.41%
GraniteShares 2x Long NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	38.99%
GraniteShares 2x Long TSLA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	28.76%
GraniteShares 2x Long TSLA Daily ETF | TSLA EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	24.49%
GraniteShares 2x Long TSLA Daily ETF | Recv Long Tsla 2x Trs Wf [Member]
Holdings [Line Items]
Percent of Total Investments	23.99%
GraniteShares 2x Long TSLA Daily ETF | GRANITESHARES LONG 2X TESLA TRS JPM [Member]
Holdings [Line Items]
Percent of Total Investments	9.72%
GraniteShares 2x Long TSLA Daily ETF | GRANITESHARES LONG TSLA SWAP BANK OF AMERICA [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
GraniteShares 2x Long TSLA Daily ETF | Recv Long Tsla Trs Cs [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
GraniteShares 2x Long TSLA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	28.76%
GraniteShares 2x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	9.15%
GraniteShares 2x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	62.09%
GraniteShares 2x Short TSLA Daily ETF | TSLA EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	0.12%
GraniteShares 2x Short TSLA Daily ETF | GRANITESHARES SHORT TSLA SWAP BAML [Member]
Holdings [Line Items]
Percent of Total Investments	43.69%
GraniteShares 2x Short TSLA Daily ETF | Recv Short 2x Tsla Cf1 [Member]
Holdings [Line Items]
Percent of Total Investments	32.35%
GraniteShares 2x Short TSLA Daily ETF | GRANTIESHARES SHORT TSLA SWAP CLEAR STREET [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
GraniteShares 2x Short TSLA Daily ETF | Recv Short 2x Tsla Gs1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.03%
GraniteShares 2x Short TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	23.77%
GraniteShares 2x Short TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	76.23%
GraniteShares 2x Long MSFT Daily ETF | Recv Long 2x Msft Trs Boa [Member]
Holdings [Line Items]
Percent of Total Investments	40.54%
GraniteShares 2x Long MSFT Daily ETF | MSFT EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	30.57%
GraniteShares 2x Long MSFT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	28.89%
GraniteShares 2x Long MSFT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	71.11%
GraniteShares 2x Long AMD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	48.77%
GraniteShares 2x Long AMD Daily ETF | Recv Long 2x Amd Trs Nm [Member]
Holdings [Line Items]
Percent of Total Investments	9.11%
GraniteShares 2x Long AMD Daily ETF | GRANITESHARES LONG AMD SWAP CANTOR [Member]
Holdings [Line Items]
Percent of Total Investments	9.05%
GraniteShares 2x Long AMD Daily ETF | Recv Long 2x Amd Trs Bmo [Member]
Holdings [Line Items]
Percent of Total Investments	8.89%
GraniteShares 2x Long AMD Daily ETF | Recv Long 2x Amd Trs Wf [Member]
Holdings [Line Items]
Percent of Total Investments	8.44%
GraniteShares 2x Long AMD Daily ETF | AMD EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	5.99%
GraniteShares 2x Long AMD Daily ETF | Recv Long 2x Amd Trs Cs [Member]
Holdings [Line Items]
Percent of Total Investments	5.69%
GraniteShares 2x Long AMD Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	48.77%
GraniteShares 2x Long AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.07%
GraniteShares 2x Long AMD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	47.16%
GraniteShares 2x Long AMZN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	30.45%
GraniteShares 2x Long AMZN Daily ETF | AMZN EQUITY SWAP [Member]
Holdings [Line Items]
Percent of Total Investments	59.42%
GraniteShares 2x Long AMZN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	30.45%
GraniteShares 2x Long AMZN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	10.13%
GraniteShares 2x Long AMZN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	59.42%
GraniteShares 2x Short COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
GraniteShares 2x Short COIN Daily ETF | Recv Short 2x Coin Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	20.82%
GraniteShares 2x Short COIN Daily ETF | GRANITESHARES SHORT COIN SWAP MAREX [Member]
Holdings [Line Items]
Percent of Total Investments	16.53%
GraniteShares 2x Short COIN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	59.00%
GraniteShares 2x Short COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%
GraniteShares 2x Short COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	37.35%
GraniteShares 2x Long PLTR Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	28.45%
GraniteShares 2x Long PLTR Daily ETF | GRANITESHARES LONG PLTR SWAP CLEAR STREET [Member]
Holdings [Line Items]
Percent of Total Investments	21.63%
GraniteShares 2x Long PLTR Daily ETF | GRANITESHARES LONG PLTR SWAP COWEN [Member]
Holdings [Line Items]
Percent of Total Investments	12.52%
GraniteShares 2x Long PLTR Daily ETF | Recv Long 2x Pltr Trs Bmo [Member]
Holdings [Line Items]
Percent of Total Investments	11.72%
GraniteShares 2x Long PLTR Daily ETF | GRANITESHARES LONG PLTR SWAP NOMURA [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%
GraniteShares 2x Long PLTR Daily ETF | Recv Long 2x Pltr Wf1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
GraniteShares 2x Long PLTR Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	28.45%
GraniteShares 2x Long PLTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	20.12%
GraniteShares 2x Long PLTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	51.43%
GraniteShares 2x Long UBER Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
GraniteShares 2x Long UBER Daily ETF | GRANITESHARES LONG UBER SWAP COWEN [Member]
Holdings [Line Items]
Percent of Total Investments	72.58%
GraniteShares 2x Long UBER Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
GraniteShares 2x Long UBER Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	26.38%
GraniteShares 2x Long UBER Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	72.58%
GraniteShares 2x Long CRWD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	70.37%
GraniteShares 2x Long CRWD Daily ETF | Recv Long 2x Crwd Trs Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	29.63%
GraniteShares 2x Long CRWD Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	70.37%
GraniteShares 2x Long CRWD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	29.63%
GraniteShares 2x Long TSM Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
GraniteShares 2x Long TSM Daily ETF | Recv Long 2x Tsm Trs Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	35.35%
GraniteShares 2x Long TSM Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.20%
GraniteShares 2x Long TSM Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.45%
GraniteShares 2x Long TSM Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	35.35%
GraniteShares 2x Long MU Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	42.49%
GraniteShares 2x Long MU Daily ETF | Recv Long 2x Mu Trs Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	15.48%
GraniteShares 2x Long MU Daily ETF | Recv Long 2x Mu Trs Gs1 [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
GraniteShares 2x Long MU Daily ETF | Recv Long 2x Mu Trs Ms1 [Member]
Holdings [Line Items]
Percent of Total Investments	8.96%
GraniteShares 2x Long MU Daily ETF | Recv Long 2x Mu Trs HSBC [Member]
Holdings [Line Items]
Percent of Total Investments	8.16%
GraniteShares 2x Long MU Daily ETF | Recv Long 2x Mu Trs Wf1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.97%
GraniteShares 2x Long MU Daily ETF | US Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
GraniteShares 2x Long MU Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	43.90%
GraniteShares 2x Long MU Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
GraniteShares 2x Long MU Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	51.06%
GraniteShares 2x Long SMCI Daily ETF | Recv Long 2x Smci Trs Cs1 [Member]
Holdings [Line Items]
Percent of Total Investments	39.44%
GraniteShares 2x Long SMCI Daily ETF | Recv Long 2x Smci Trs Mx1 [Member]
Holdings [Line Items]
Percent of Total Investments	16.97%
GraniteShares 2x Long SMCI Daily ETF | Recv Long Scmi Us Trs Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	12.91%
GraniteShares 2x Long SMCI Daily ETF | Recv Long 2x Smci Trs Cf [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares 2x Long SMCI Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	30.67%
GraniteShares 2x Long SMCI Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	69.33%
GraniteShares 2x Long DELL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.35%
GraniteShares 2x Long DELL Daily ETF | Recv Long 2x Dell Cowen [Member]
Holdings [Line Items]
Percent of Total Investments	30.62%
GraniteShares 2x Long DELL Daily ETF | GRANITESHARES 2X LONG DELL SWAP BAML [Member]
Holdings [Line Items]
Percent of Total Investments	5.01%
GraniteShares 2x Long DELL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.35%
GraniteShares 2x Long DELL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.02%
GraniteShares 2x Long DELL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	35.63%
GraniteShares 2x Long INTC Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	49.11%
GraniteShares 2x Long INTC Daily ETF | Recv Long 2x Intc Cowen [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%
GraniteShares 2x Long INTC Daily ETF | Recv Long Intc 2x Trs Cf1 [Member]
Holdings [Line Items]
Percent of Total Investments	13.16%
GraniteShares 2x Long INTC Daily ETF | Recv Long Intc 2x Trs Wf1 [Member]
Holdings [Line Items]
Percent of Total Investments	12.78%
GraniteShares 2x Long INTC Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	49.11%
GraniteShares 2x Long INTC Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	6.14%
GraniteShares 2x Long INTC Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	44.75%
GraniteShares 2x Long QCOM Daily ETF | Recv Long 2x Qcom Cowen [Member]
Holdings [Line Items]
Percent of Total Investments	35.25%
GraniteShares 2x Long QCOM Daily ETF | Recv Long 2x Qcom Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	29.47%
GraniteShares 2x Long QCOM Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	35.28%
GraniteShares 2x Long QCOM Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	64.72%
GraniteShares 2x Long MARA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	50.83%
GraniteShares 2x Long MARA Daily ETF | Recv Long 2x Mara Marex [Member]
Holdings [Line Items]
Percent of Total Investments	27.46%
GraniteShares 2x Long MARA Daily ETF | GRANITESHARES LONG MARA SWAP MAREX [Member]
Holdings [Line Items]
Percent of Total Investments	9.38%
GraniteShares 2x Long MARA Daily ETF | Recv Long 2x Mara Nomura [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares 2x Long MARA Daily ETF | Recv Long 2x Mara Trs Nx [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares 2x Long MARA Daily ETF | Recv Long 2x Mara Trs Cf [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares 2x Long MARA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	50.83%
GraniteShares 2x Long MARA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	12.33%
GraniteShares 2x Long MARA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	36.84%
GraniteShares 2x Long MRVL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	38.91%
GraniteShares 2x Long MRVL Daily ETF | Recv Long Mrvl Trs Cantor [Member]
Holdings [Line Items]
Percent of Total Investments	21.88%
GraniteShares 2x Long MRVL Daily ETF | Recv Long 2x Mrvl Marex [Member]
Holdings [Line Items]
Percent of Total Investments	18.35%
GraniteShares 2x Long MRVL Daily ETF | Recv Long 2x Mrvl Hsbc1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
GraniteShares 2x Long MRVL Daily ETF | GRANITESHARES 2X LONG MRVL SWAP CLEAR STREET [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
GraniteShares 2x Long MRVL Daily ETF | GRANITESHARES LONG 2X MRVL SWAP NAT BANK OF CANADA [Member]
Holdings [Line Items]
Percent of Total Investments	0.58%
GraniteShares 2x Long MRVL Daily ETF | Recv Long 2x Mrvl Trs Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares 2x Long MRVL Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	38.91%
GraniteShares 2x Long MRVL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	10.22%
GraniteShares 2x Long MRVL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	50.86%
GraniteShares 2x Long IONQ Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	58.34%
GraniteShares 2x Long IONQ Daily ETF | GRANITESHARES LONG IONQ SWAP MAREX [Member]
Holdings [Line Items]
Percent of Total Investments	29.08%
GraniteShares 2x Long IONQ Daily ETF | Recv Long Ionq 2x Trs Ba1 [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%
GraniteShares 2x Long IONQ Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	58.34%
GraniteShares 2x Long IONQ Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	10.25%
GraniteShares 2x Long IONQ Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	31.41%
GraniteShares 2x Long RDDT Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	38.75%
GraniteShares 2x Long RDDT Daily ETF | GRANITESHARES LONG RDDT SWAP MAREX [Member]
Holdings [Line Items]
Percent of Total Investments	41.43%
GraniteShares 2x Long RDDT Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	38.75%
GraniteShares 2x Long RDDT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	19.82%
GraniteShares 2x Long RDDT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	41.43%
GraniteShares 2x Long VRT Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	52.44%
GraniteShares 2x Long VRT Daily ETF | GRANITESHARES LONG VRT SWAP MAREX [Member]
Holdings [Line Items]
Percent of Total Investments	39.07%
GraniteShares 2x Long VRT Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	52.44%
GraniteShares 2x Long VRT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	8.49%
GraniteShares 2x Long VRT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	39.07%
GraniteShares 2x Long LCID Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	40.89%
GraniteShares 2x Long LCID Daily ETF | Recv Long Lcid Trs Marex [Member]
Holdings [Line Items]
Percent of Total Investments	49.25%
GraniteShares 2x Long LCID Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	40.89%
GraniteShares 2x Long LCID Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	9.86%
GraniteShares 2x Long LCID Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	49.25%
GraniteShares 2x Long RIVN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
GraniteShares 2x Long RIVN Daily ETF | Recv Long Rivn Trs Marex [Member]
Holdings [Line Items]
Percent of Total Investments	56.34%
GraniteShares 2x Long RIVN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
GraniteShares 2x Long RIVN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	9.45%
GraniteShares 2x Long RIVN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	56.34%
GraniteShares 2x Long MSTR Daily ETF | GRANITESHARES SHORT MSTR SWAP MAREX [Member]
Holdings [Line Items]
Percent of Total Investments	72.49%
GraniteShares 2x Long MSTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	27.51%
GraniteShares 2x Long MSTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	72.49%
GraniteShares 2x Long NOW Daily ETF | GRANITESHARES LONG 2X NOW TRS MAREX [Member]
Holdings [Line Items]
Percent of Total Investments	56.84%
GraniteShares 2x Long NOW Daily ETF | GRANITESHARES LONG NOW SWAP CANTOR FITZGERALD [Member]
Holdings [Line Items]
Percent of Total Investments	30.81%
GraniteShares 2x Long NOW Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	12.35%
GraniteShares 2x Long NOW Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	87.65%
GraniteShares 2x Long PDD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	16.22%
GraniteShares 2x Long PDD Daily ETF | GRANITESHARES LONG PDD SWAP CANTOR FITZGERALD [Member]
Holdings [Line Items]
Percent of Total Investments	51.15%
GraniteShares 2x Long PDD Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	16.22%
GraniteShares 2x Long PDD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	32.63%
GraniteShares 2x Long PDD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	51.15%
GraniteShares 2x Long AVGO Daily ETF | GRANITESHARES LONG AVGO SWAP CANTOR FITZGERALD [Member]
Holdings [Line Items]
Percent of Total Investments	67.85%
GraniteShares 2x Long AVGO Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	32.15%
GraniteShares 2x Long AVGO Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	67.85%
GraniteShares 2x Long ISRG Daily ETF | GRANITESHARES 2X LONG ISRG SWAP CLEAR STREET [Member]
Holdings [Line Items]
Percent of Total Investments	64.02%
GraniteShares 2x Long ISRG Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	35.98%
GraniteShares 2x Long ISRG Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	64.02%
GraniteShares 2x Long NBIS Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	71.55%
GraniteShares 2x Long NBIS Daily ETF | GRANITESHARES 2X LONG NBIS SWAP CLEAR STREET [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
GraniteShares 2x Long NBIS Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	71.55%
GraniteShares 2x Long NBIS Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
GraniteShares 2x Long NBIS Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
GraniteShares 2x Long GOOGL Daily ETF | Recv Long 2x Googl Trs [Member]
Holdings [Line Items]
Percent of Total Investments	79.68%
GraniteShares 2x Long GOOGL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	20.32%
GraniteShares 2x Long GOOGL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	79.68%
GraniteShares 2x Long SpaceX Daily ETF | Recv Long Spcx Trs Bm2 [Member]
Holdings [Line Items]
Percent of Total Investments	50.61%
GraniteShares 2x Long SpaceX Daily ETF | GRANITESHARES 2X LONG SPCX TRS CLEAR STREET [Member]
Holdings [Line Items]
Percent of Total Investments	20.73%
GraniteShares 2x Long SpaceX Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	28.66%
GraniteShares 2x Long SpaceX Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	71.34%
GraniteShares 2x Short SpaceX Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	23.99%
GraniteShares 2x Short SpaceX Daily ETF | GRANITESHARES 2X SHORT SPCX TRS CLEAR STREET [Member]
Holdings [Line Items]
Percent of Total Investments	69.49%
GraniteShares 2x Short SpaceX Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	23.99%
GraniteShares 2x Short SpaceX Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	6.52%
GraniteShares 2x Short SpaceX Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	69.49%
GraniteShares YieldBOOST TSLA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	67.69%
GraniteShares YieldBOOST TSLA ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Total Investments	30.54%
GraniteShares YieldBOOST TSLA ETF | Put TSLR July 21.05 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%
GraniteShares YieldBOOST TSLA ETF | Put TSLL July 10.46 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
GraniteShares YieldBOOST TSLA ETF | Put TSLL July 10.28 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares YieldBOOST TSLA ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	98.23%
GraniteShares YieldBOOST TSLA ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
GraniteShares YieldBOOST TSLA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%
GraniteShares YieldBOOST SPY ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	50.40%
GraniteShares YieldBOOST SPY ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%
GraniteShares YieldBOOST SPY ETF | Put SPXL July 226.49 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
GraniteShares YieldBOOST SPY ETF | Put SPXL July 231.41 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares YieldBOOST SPY ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	79.10%
GraniteShares YieldBOOST SPY ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	20.85%
GraniteShares YieldBOOST SPY ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
GraniteShares YieldBOOST QQQ ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	52.58%
GraniteShares YieldBOOST QQQ ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Total Investments	23.43%
GraniteShares YieldBOOST QQQ ETF | Put TQQQ July 69.47 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
GraniteShares YieldBOOST QQQ ETF | Put TQQQ July 64.65 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
GraniteShares YieldBOOST QQQ ETF | Put TQQQ July 65.97 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
GraniteShares YieldBOOST QQQ ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	76.01%
GraniteShares YieldBOOST QQQ ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	23.84%
GraniteShares YieldBOOST QQQ ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
GraniteShares YieldBOOST NVDA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	59.16%
GraniteShares YieldBOOST NVDA ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Total Investments	18.03%
GraniteShares YieldBOOST NVDA ETF | Put NVDL July 25.58 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.13%
GraniteShares YieldBOOST NVDA ETF | Put NVDL July 26.6567 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%
GraniteShares YieldBOOST NVDA ETF | Put NVDL July 24.82 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
GraniteShares YieldBOOST NVDA ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	77.19%
GraniteShares YieldBOOST NVDA ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	22.61%
GraniteShares YieldBOOST NVDA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
GraniteShares YieldBOOST Bitcoin ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	61.83%
GraniteShares YieldBOOST Bitcoin ETF | US Treasury and Government One [Member]
Holdings [Line Items]
Percent of Total Investments	37.04%
GraniteShares YieldBOOST Bitcoin ETF | Put BITX July 9.84 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
GraniteShares YieldBOOST Bitcoin ETF | Put BITX July 9.70 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
GraniteShares YieldBOOST Bitcoin ETF | Put BITX July 9.65 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.16%
GraniteShares YieldBOOST Bitcoin ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	98.87%
GraniteShares YieldBOOST Bitcoin ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
GraniteShares YieldBOOST COIN ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	98.25%
GraniteShares YieldBOOST COIN ETF | Put CONL July 4.09 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
GraniteShares YieldBOOST COIN ETF | Put CONL July 4.13 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
GraniteShares YieldBOOST COIN ETF | Put CONL July 4.01 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
GraniteShares YieldBOOST COIN ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	98.25%
GraniteShares YieldBOOST COIN ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
GraniteShares YieldBOOST AMD ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	62.52%
GraniteShares YieldBOOST AMD ETF | Put AMDL July 64.62 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.16%
GraniteShares YieldBOOST AMD ETF | Put AMDL July 60.06 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.11%
GraniteShares YieldBOOST AMD ETF | Put AMDL July 60.07 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
GraniteShares YieldBOOST AMD ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	62.52%
GraniteShares YieldBOOST AMD ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.28%
GraniteShares YieldBOOST AMD ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Total Investments	37.20%
GraniteShares YieldBOOST AMZN ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	93.55%
GraniteShares YieldBOOST AMZN ETF | Put AMZZ July 26.84 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.05%
GraniteShares YieldBOOST AMZN ETF | Put AMZZ July 26.33 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.03%
GraniteShares YieldBOOST AMZN ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	93.55%
GraniteShares YieldBOOST AMZN ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.09%
GraniteShares YieldBOOST AMZN ETF | Broker Cash [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
GraniteShares YieldBOOST MSTR ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	92.41%
GraniteShares YieldBOOST MSTR ETF | Put MSTU July 1.77 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	6.57%
GraniteShares YieldBOOST MSTR ETF | Put MSTU July 1.32 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	1.02%
GraniteShares YieldBOOST MSTR ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	92.41%
GraniteShares YieldBOOST MSTR ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	7.59%
GraniteShares YieldBOOST PLTR ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.98%
GraniteShares YieldBOOST PLTR ETF | Put PTIR July 7.93 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
GraniteShares YieldBOOST PLTR ETF | Put PTIR July 8.06 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares YieldBOOST PLTR ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.98%
GraniteShares YieldBOOST PLTR ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
GraniteShares YieldBOOST SMCI ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	83.83%
GraniteShares YieldBOOST SMCI ETF | Put SMCX July 10.00 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	9.27%
GraniteShares YieldBOOST SMCI ETF | Put SMCX July 8.87 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
GraniteShares YieldBOOST SMCI ETF | Put SMCX July 7.43 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.59%
GraniteShares YieldBOOST SMCI ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	83.83%
GraniteShares YieldBOOST SMCI ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
GraniteShares YieldBOOST SMCI ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
GraniteShares YieldBOOST HOOD ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	96.07%
GraniteShares YieldBOOST HOOD ETF | Put ROBN July 28.01 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
GraniteShares YieldBOOST HOOD ETF | Put ROBN July 26.39 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.14%
GraniteShares YieldBOOST HOOD ETF | Put ROBN July 25.78 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.12%
GraniteShares YieldBOOST HOOD ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	96.07%
GraniteShares YieldBOOST HOOD ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.33%
GraniteShares YieldBOOST HOOD ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
GraniteShares YieldBOOST META ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.81%
GraniteShares YieldBOOST META ETF | Put FBL July 18.81 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%
GraniteShares YieldBOOST META ETF | Put FBL July 17.96 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
GraniteShares YieldBOOST META ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.81%
GraniteShares YieldBOOST META ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.19%
GraniteShares YieldBOOST BABA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.63%
GraniteShares YieldBOOST BABA ETF | Put BABX July 13.51 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
GraniteShares YieldBOOST BABA ETF | Put BABX July 12.17 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.03%
GraniteShares YieldBOOST BABA ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.63%
GraniteShares YieldBOOST BABA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.37%
GraniteShares YieldBOOST MARA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	75.58%
GraniteShares YieldBOOST MARA ETF | Put MRAL July 65.77 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	1.44%
GraniteShares YieldBOOST MARA ETF | Put MRAL July 69.75 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.51%
GraniteShares YieldBOOST MARA ETF | Put MRAL July 64.63 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.21%
GraniteShares YieldBOOST MARA ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	75.58%
GraniteShares YieldBOOST MARA ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	22.26%
GraniteShares YieldBOOST MARA ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
GraniteShares YieldBOOST IONQ ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	86.04%
GraniteShares YieldBOOST IONQ ETF | Put IONL July 24.90 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
GraniteShares YieldBOOST IONQ ETF | Put IONL July 25.04 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.61%
GraniteShares YieldBOOST IONQ ETF | Put IONL July 20.93 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
GraniteShares YieldBOOST IONQ ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	86.04%
GraniteShares YieldBOOST IONQ ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	12.46%
GraniteShares YieldBOOST IONQ ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
GraniteShares YieldBOOST Gold Miners ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.46%
GraniteShares YieldBOOST Gold Miners ETF | Put NUGT July 106.21 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.27%
GraniteShares YieldBOOST Gold Miners ETF | Put NUGT July 110.03 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.24%
GraniteShares YieldBOOST Gold Miners ETF | Put NUGT July 103.22 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.03%
GraniteShares YieldBOOST Gold Miners ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	99.46%
GraniteShares YieldBOOST Gold Miners ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
GraniteShares YieldBOOST Semiconductor ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	55.32%
GraniteShares YieldBOOST Semiconductor ETF | Put SOXL July 212.87 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
GraniteShares YieldBOOST Semiconductor ETF | Put SOXL July 206.61 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.11%
GraniteShares YieldBOOST Semiconductor ETF | Put SOXL July 194.04 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
GraniteShares YieldBOOST Semiconductor ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	55.32%
GraniteShares YieldBOOST Semiconductor ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	43.06%
GraniteShares YieldBOOST Semiconductor ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
GraniteShares YieldBOOST RGTI ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	95.26%
GraniteShares YieldBOOST RGTI ETF | Put RGTX July 16.65 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	1.41%
GraniteShares YieldBOOST RGTI ETF | Put RGTX July 17.25 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
GraniteShares YieldBOOST RGTI ETF | Put RGTX July 15.00 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.44%
GraniteShares YieldBOOST RGTI ETF | Put RGTX July 15.18 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.03%
GraniteShares YieldBOOST RGTI ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	95.26%
GraniteShares YieldBOOST RGTI ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
GraniteShares YieldBOOST RGTI ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.85%
GraniteShares YieldBOOST QBTS ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	87.01%
GraniteShares YieldBOOST QBTS ETF | Put QBTX July 13.30 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
GraniteShares YieldBOOST QBTS ETF | Put QBTX July 12.25 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.32%
GraniteShares YieldBOOST QBTS ETF | Put QBTX July 12.06 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%
GraniteShares YieldBOOST QBTS ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	87.01%
GraniteShares YieldBOOST QBTS ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	9.63%
GraniteShares YieldBOOST QBTS ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
GraniteShares YieldBoost RIOT ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	75.28%
GraniteShares YieldBoost RIOT ETF | Put RIOX July 57.49 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
GraniteShares YieldBoost RIOT ETF | Put RIOX July 57.49 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%
GraniteShares YieldBoost RIOT ETF | Put RIOX July 54.00 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
GraniteShares YieldBoost RIOT ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	75.28%
GraniteShares YieldBoost RIOT ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%
GraniteShares YieldBoost RIOT ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	21.95%
GraniteShares YieldBOOST HIMS ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	85.39%
GraniteShares YieldBOOST HIMS ETF | Put HIMZ July 41.17 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
GraniteShares YieldBOOST HIMS ETF | Put HIMZ July 42.52 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
GraniteShares YieldBOOST HIMS ETF | Put HIMZ July 39.76 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.04%
GraniteShares YieldBOOST HIMS ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	85.39%
GraniteShares YieldBOOST HIMS ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	13.57%
GraniteShares YieldBOOST HIMS ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.04%
GraniteShares YieldBOOST CRWV ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	93.08%
GraniteShares YieldBOOST CRWV ETF | Put CWVX July 21.92 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
GraniteShares YieldBOOST CRWV ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	93.08%
GraniteShares YieldBOOST CRWV ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	3.16%
GraniteShares YieldBOOST CRWV ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	3.76%
GraniteShares YieldBOOST MU ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	82.18%
GraniteShares YieldBOOST MU ETF | Put MULL July 32.71 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
GraniteShares YieldBOOST MU ETF | Put MULL July 37.1012 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
GraniteShares YieldBOOST MU ETF | Put MULL July 31.73 07/02/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
GraniteShares YieldBOOST MU ETF | Put MULL July 33.14 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.52%
GraniteShares YieldBOOST MU ETF | Put MULL July 28.0844 07/01/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
GraniteShares YieldBOOST MU ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	82.18%
GraniteShares YieldBOOST MU ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
GraniteShares YieldBOOST MU ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	5.02%
GraniteShares YieldBOOST TSM ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	71.06%
GraniteShares YieldBOOST TSM ETF | Put TSMU July 75.48 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
GraniteShares YieldBOOST TSM ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	71.06%
GraniteShares YieldBOOST TSM ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	27.81%
GraniteShares YieldBOOST TSM ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
GraniteShares YieldBOOST CRCL ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
GraniteShares YieldBOOST CRCL ETF | Put CRCA July 17.72 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
GraniteShares YieldBOOST CRCL ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	58.70%
GraniteShares YieldBOOST CRCL ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	41.30%
GraniteShares YieldBOOST Ether ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	94.37%
GraniteShares YieldBOOST Ether ETF | Put ETHU July 10.87 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
GraniteShares YieldBOOST Ether ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	94.37%
GraniteShares YieldBOOST Ether ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	5.63%
GraniteShares YieldBOOST Biotech ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	88.86%
GraniteShares YieldBOOST Biotech ETF | Put LABU July 262.51 07/06/2026 [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
GraniteShares YieldBOOST Biotech ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	88.86%
GraniteShares YieldBOOST Biotech ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	8.72%
GraniteShares YieldBOOST Biotech ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	2.42%
GraniteShares YieldBOOST Financials ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.63%
GraniteShares YieldBOOST Financials ETF | Put FAS July 133.31 07/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
GraniteShares YieldBOOST Financials ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.63%
GraniteShares YieldBOOST Financials ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.99%
GraniteShares YieldBOOST Financials ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
GraniteShares YieldBOOST Technology ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
GraniteShares YieldBOOST Technology ETF | Put TECL July 192.43 07/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
GraniteShares YieldBOOST Technology ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
GraniteShares YieldBOOST Technology ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
GraniteShares YieldBOOST 20Y+ Treasuries ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.92%
GraniteShares YieldBOOST 20Y+ Treasuries ETF | Put TMF July 33.08 07/06/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
GraniteShares YieldBOOST 20Y+ Treasuries ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.92%
GraniteShares YieldBOOST 20Y+ Treasuries ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%
GraniteShares YieldBOOST 20Y+ Treasuries ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST QBTS ETF
Holdings [Line Items]
Percent of Total Investments	4.82%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST RGTI ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST TSM ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST RIOT ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST MU ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST MARA ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.77%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST COIN ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.77%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST MSTR ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST IONQ ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
GraniteShares YieldBOOST Single Stock Universe ETF | GraniteShares YieldBOOST CRCL ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
GraniteShares YieldBOOST Single Stock Universe ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST QBTS ETF
Holdings [Line Items]
Percent of Total Investments	12.62%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST RGTI ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.58%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST RIOT ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.52%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST MU ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.51%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST COIN ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST IONQ ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.47%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST HOOD ETF [Member]
Holdings [Line Items]
Percent of Total Investments	12.41%
GraniteShares YieldBOOST TopYielders ETF | GraniteShares YieldBOOST SMCI ETF [Meember]
Holdings [Line Items]
Percent of Total Investments	12.39%
GraniteShares YieldBOOST TopYielders ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
GraniteShares Autocallable NVDA ETF | Autocallable NVDA TRS 70% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.45%
GraniteShares Autocallable NVDA ETF | Autocallable NVDA TRS 65% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.42%
GraniteShares Autocallable NVDA ETF | Autocallable NVDA TRS 60% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%
GraniteShares Autocallable NVDA ETF | Autocallable NVDA TRS 55% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.39%
GraniteShares Autocallable NVDA ETF | Autocallable NVDA TRS 50% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.38%
GraniteShares Autocallable NVDA ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	22.96%
GraniteShares Autocallable NVDA ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	77.04%
GraniteShares Autocallable TSLA ETF | Recv Tsla Auto Trs Nm5 [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
GraniteShares Autocallable TSLA ETF | Recv Tsla Auto Trs Nm4 [Member]
Holdings [Line Items]
Percent of Total Investments	15.47%
GraniteShares Autocallable TSLA ETF | Recv Tsla Auto Trs Nm3 [Member]
Holdings [Line Items]
Percent of Total Investments	15.45%
GraniteShares Autocallable TSLA ETF | Recv Tsla Auto Trs Nm2 [Member]
Holdings [Line Items]
Percent of Total Investments	15.44%
GraniteShares Autocallable TSLA ETF | Recv Tsla Auto Trs Nm1 [Member]
Holdings [Line Items]
Percent of Total Investments	15.42%
GraniteShares Autocallable TSLA ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	22.72%
GraniteShares Autocallable TSLA ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	77.28%
GraniteShares Autocallable COIN ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	40.35%
GraniteShares Autocallable COIN ETF | Autocallable COIN TRS [Member]
Holdings [Line Items]
Percent of Total Investments	32.97%
GraniteShares Autocallable COIN ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	40.35%
GraniteShares Autocallable COIN ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	26.68%
GraniteShares Autocallable COIN ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	32.97%
GraniteShares Autocallable HOOD ETF | Autocallable HOOD TRS 70% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	16.30%
GraniteShares Autocallable HOOD ETF | Autocallable HOOD TRS 65% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	16.28%
GraniteShares Autocallable HOOD ETF | Autocallable HOOD TRS 60% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	16.21%
GraniteShares Autocallable HOOD ETF | Autocallable HOOD TRS 55% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	16.18%
GraniteShares Autocallable HOOD ETF | Autocallable HOOD TRS 50% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	16.12%
GraniteShares Autocallable HOOD ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	18.91%
GraniteShares Autocallable HOOD ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	81.09%
GraniteShares Autocallable PLTR ETF | Autocallable PLTR TRS 50% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.28%
GraniteShares Autocallable PLTR ETF | Autocallable PLTR TRS 55% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.18%
GraniteShares Autocallable PLTR ETF | Autocallable PLTR TRS 60% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	15.02%
GraniteShares Autocallable PLTR ETF | Autocallable PLTR TRS 65% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	14.92%
GraniteShares Autocallable PLTR ETF | Autocallable PLTR TRS 70% Knock-In [Member]
Holdings [Line Items]
Percent of Total Investments	14.78%
GraniteShares Autocallable PLTR ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	24.82%
GraniteShares Autocallable PLTR ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	75.18%
GraniteShares Autocallable MARA ETF | Autocallable MARA TRS [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%
GraniteShares Autocallable MARA ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
GraniteShares Autocallable MARA ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	67.60%
GraniteShares Autocallable SMCI ETF | Autocallable SMCI TRS [Member]
Holdings [Line Items]
Percent of Total Investments	54.79%
GraniteShares Autocallable SMCI ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	45.21%
GraniteShares Autocallable SMCI ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	54.79%
GraniteShares Autocallable MSTR ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Total Investments	64.81%
GraniteShares Autocallable MSTR ETF | Autocallable MSTR TRS [Member]
Holdings [Line Items]
Percent of Total Investments	12.14%
GraniteShares Autocallable MSTR ETF | Government [Member]
Holdings [Line Items]
Percent of Total Investments	64.81%
GraniteShares Autocallable MSTR ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	23.05%
GraniteShares Autocallable MSTR ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Total Investments	12.14%